Revenue - Contract Liability (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenue
Opening Balance	¥ 18,388	¥ 25,148
Increase/(decrease), net	6,360	(6,760)
Ending Balance	¥ 24,748	¥ 18,388